Allowance for Credit Losses - Summary of Expected Credit Allowance Activity (Details) $ in Thousands	9 Months Ended
	Sep. 30, 2023 USD ($)
Financing Receivable Allowance For Credit Losses [Line Items]
Beginning balance	$ 28,022
Credit loss expense	13,581
Write-Offs	(20,489)
Other	(169)	[1]
Ending balance	20,945
Accounts Receivable, Net
Financing Receivable Allowance For Credit Losses [Line Items]
Beginning balance	10,558
Credit loss expense	11,553
Write-Offs	(16,654)
Other	39	[1]
Ending balance	5,496
Settlement Receivables, Net
Financing Receivable Allowance For Credit Losses [Line Items]
Beginning balance	5,398	[2]
Credit loss expense	3,631	[2]
Write-Offs	(3,785)	[2]
Other	(118)	[1],[2]
Ending balance	5,126	[2]
Financial Guarantee Contracts and Other
Financing Receivable Allowance For Credit Losses [Line Items]
Beginning balance	12,066
Credit loss expense	(1,603)
Write-Offs	(50)
Other	(90)	[1]
Ending balance	$ 10,323

[1]	Other mainly relates to the impact of foreign exchange.
[2]	During the three and nine months ended September 30, 2023, recoveries / (losses) from freestanding credit enhancements related to Settlement receivables, net were $401 and ($276), respectively, which are recorded in "Selling, general and administrative" in the unaudited condensed consolidated statement of comprehensive income / (loss).